Other Financial Items - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Other Income and Expenses [Abstract]
Impairment charge against loan receivable	$ 0	$ 7,627